JPMorgan Trust I

270 Park Avenue

New York, New York 10017

July 15, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”), on behalf of

the Funds (the “Funds”) listed in Appendix A hereto

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated March 1, 2016, as supplemented July 1, 2016 (all Funds except Security Capital U.S. Core Real Estate Securities Fund) and May 1, 2016, as supplemented July 1, 2016 (for Security Capital U.S. Core Real Estate Securities Fund). The purpose of this filing is to submit the XBRL information from the 497 filing dated July 1, 2016 for the Funds.

Please contact the undersigned at 1-212-648-0472 if you have any questions concerning this filing.

Very truly yours,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

Appendix A

J.P. Morgan Funds

JPMorgan Commodities Strategy Fund

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

J.P. Morgan Income Funds

JPMorgan Emerging Markets Local Currency Debt Fund

J.P. Morgan International Equity Funds

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Opportunities Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

J.P. Morgan SMA Funds

JPMorgan International Value SMA Fund

JPMorgan Tax Aware Real Return SMA Fund

J.P. Morgan Specialty Funds

JPMorgan Research Market Neutral Fund

Security Capital U.S. Core Real Estate Securities Fund

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Equity Long/Short Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase